Expenses - Disclosure of Expenses (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Breakdown of expenses by nature
Research and development	[1]	$ 76,656,778	$ 49,778,916	$ 31,472,063
Employee benefits expenses		11,110,892	10,772,257	8,824,161
Amortization of Intellectual property		2,145,620	2,086,441	1,964,566
Impairment of Intellectual property		3,090,650
Employee share-based payment expenses		1,589,774	1,163,543	1,796,286
Intellectual property management		1,764,249	1,642,847	1,127,029
Auditor's remuneration		737,470	753,891	688,364
Depreciation		327,517	303,083	297,292
Other administrative expenses		4,103,298	3,554,058	4,229,578
Total Research & Development, Intellectual Property and Corporate & Administrative Expenses		101,526,248	70,055,036	50,399,339
Intellectual property assets [member]
Breakdown of expenses by nature
Impairment of Intellectual property		$ 3,090,650	$ 0	$ 0

[1]	Research and development expense consists of expenditure incurred with third party vendors mainly related to contract research and contract manufacturing activities.